LEASE OBLIGATIONS, Lease Liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease Obligations [Abstract]
Lease liabilities recorded	$ 563,330	$ 212,903
Lease liabilities, additions	179,795
Beginning balance	212,903	202,798
Lease additions	619,678	358,423
Lease credit	(4,385)
Lease termination		(2,623)
Interest expense	22,666	28,671
Payments	(287,532)	(374,366)
Ending balance	563,330	$ 212,903
12-48 Months Vehicle Lease Agreements [Member]
Lease Obligations [Abstract]
Incremental borrowing rate		11.31%
Lease liabilities recorded		$ 358,423
Beginning balance	$ 358,423
Ending balance		$ 358,423
Bottom of Range [Member] | 12-48 Months Vehicle Lease Agreements [Member]
Lease Obligations [Abstract]
Vehicle lease, agreement term		12 months
Top of Range [Member] | 12-48 Months Vehicle Lease Agreements [Member]
Lease Obligations [Abstract]
Vehicle lease, agreement term		48 months